Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]

9. Deferred Compensation

Deferred compensation consists of accumulated compensation earned by the Company’s two founders, President and Chief Executive Officer, and Chief Financial Officer and not paid as of March 31, 2013 and December 31, 2012. Pursuant to the Company’s employment agreements with the founders, the Company has agreed to pay deferred compensation totaling $215,012 in cash to these founders on March 31, 2015. All other deferred compensation will be paid during 2013.

9.	Deferred Compensation

Deferred compensation of $309,740 and $215,011 consists of accumulated compensation earned by the Company’s two founders, the President and CEO, CFO and certain other employees not paid as of December 31, 2012 and December 31, 2011, respectively.

Pursuant to the Company’s employment agreements with the two founders, the Company has agreed to pay deferred compensation totaling $215,011 at December 31, 2012 in cash to the two founders in 2015.